Income tax (Schedule of Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income tax [Abstract]
Current tax	$ (111,371)	$ (101,456)	$ (48,449)
Deferred income tax (Note 18)	(391)	(4,784)	5,304
Tax expense (income), continuing operations	$ (111,762)	$ (106,240)	$ (43,145)